ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2011
SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER PAYABLES [Table Text Block]
	As of December 31,
	2011	2010
Accounts payable	$8,093,254	$8,355,457
Advances from customers	19,269,063	15,692,067
Income tax payable	6,467,260	5,701,872

Accrued liabilities and other payables:
– payroll payable	263,856	198,171
– accrued utility	-	103,096
– customer deposits	-	801,790
– payable for equipment purchased	144,660	1,004,907
– others	109,779	102,012
Subtotal of accrued expenses and other payables	$518,295	$2,209,976